Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	Ready Assets USA Government Money Fund
Central Index Key	dei_EntityCentralIndexKey	0000704957
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2015
Prospectus Date	rr_ProspectusDate	Aug. 28, 2014